Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)					3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 19, 2022	Sep. 30, 2021	Sep. 14, 2021	Sep. 09, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies Line Items [Line Items]
Accretion of Class A common stock to redemption value					$ 1,506,720			$ 1,685,490	$ 31,636,390
Payments to Acquire Restricted Investments			$ 230,000,000				$ 230,000,000		$ 230,000,000
Minimum Time Limit To Complete Business Combination From The Date Of Initial Public Offer		15 months
Percentage Of Public Shares To Be Redeemed In Case Business Combination Does Not Occur					100.00%			100.00%	100.00%
Aggregate Transaction Costs			22,517,064
Stock Underwriting Expenses			2,335,058
Deferred Underwriting Fees Payable					$ 8,050,000			$ 8,050,000	$ 8,050,000
Other Offering Costs			640,129	$ 640,129
Excess Fair Value Of Shares Held By Related Party			11,491,877
Unrecognized Tax Benefits					0			0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued					0			0	0
Cash, FDIC Insured Amount					250,000			250,000	250,000
Cash Equivalents, at Carrying Value					0			0	0
Cash					39,944			39,944	1,062,653
Accretion of temporary equity to redemption value					(1,506,720)	$ (31,636,389)	(31,636,389)	(1,685,490)	(31,641,174)
Provision for income taxes					203,688	$ 0	$ 0	203,688
Cash Held in Trust Account					$ 41,679,745			$ 41,679,745	$ 230,004,784
Previously Reported [Member]
Accounting Policies Line Items [Line Items]
Minimum Time Limit To Complete Business Combination From The Date Of Initial Public Offer		12 months
Common Class A [Member]
Accounting Policies Line Items [Line Items]
Temporary Equity, Shares Outstanding	4,128,024				4,128,024			4,128,024	23,000,000
Accretion of temporary equity to redemption value									$ 31,641,174
Temporary equity, Redemption value					$ 41,679,745			$ 41,679,745	230,004,784
Redemption of Class A common stock Shares	18,871,976
Redemption of Class A common stock value	$ 190,010,529
Additional Paid-in Capital [Member]
Accounting Policies Line Items [Line Items]
Accretion of Class A common stock to redemption value									13,567,035
Aggregate Transaction Costs			21,527,389
Additional Paid-in Capital [Member] | Previously Reported [Member]
Accounting Policies Line Items [Line Items]
Aggregate Transaction Costs			21,527,390
Retained Earnings [Member]
Accounting Policies Line Items [Line Items]
Accretion of Class A common stock to redemption value									$ 18,069,355
Aggregate Transaction Costs			$ 989,674